Property, plant & equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The below table shows the respective useful lives for property, plant and equipment.

Useful life
Buildings and improvements	10 to 40 years
Machinery and other equipment
Machinery and equipment	5 to 20 years
Furniture and vehicles	5 to 10 years
Computer hardware	3 to 7 years
The below table summarizes the movements of property, plant & equipment in 2024.

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2024	38	2,294	1,023	3,989	7,344
Additions	2	20	368	128	518
Impact of business combinations	—	—	—	1	1
Disposals and derecognitions(1)	—	(20)	(4)	(107)	(131)
Reclassifications for assets placed in service	—	87	(421)	334	—
Currency translation effects	(1)	(42)	(26)	(75)	(144)
December 31, 2024	39	2,339	940	4,270	7,588

Accumulated depreciation
January 1, 2024	—	(952)	(2)	(2,021)	(2,975)
Depreciation charge	—	(111)	—	(281)	(392)
Impairment charges	—	—	—	(1)	(1)
Disposals and derecognitions(1)	—	16	—	99	115
Currency translation effects	—	18	1	35	54
December 31, 2024	—	(1,029)	(1)	(2,169)	(3,199)
Net book value at December 31, 2024	39	1,310	939	2,101	4,389
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
The below table summarizes the movements of property, plant & equipment in 2023.

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2023	35	2,091	955	3,694	6,775
Additions	2	98	474	129	703
Disposals and derecognitions(1)	—	(28)	(7)	(177)	(212)
Reclassifications for assets placed in service	—	109	(412)	303	—
Currency translation effects	1	24	13	40	78
December 31, 2023	38	2,294	1,023	3,989	7,344

Accumulated depreciation
January 1, 2023	—	(870)	(2)	(1,878)	(2,750)
Depreciation charge	—	(100)	—	(285)	(385)
Disposals and derecognitions(1)	—	28	—	158	186
Currency translation effects	—	(10)	—	(16)	(26)
December 31, 2023	—	(952)	(2)	(2,021)	(2,975)
Net book value at December 31, 2023	38	1,342	1,021	1,968	4,369
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.